UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  28-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Le Tissier
Title:     Director
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

      /s/  Tony Le Tissier     Guernsey, Channel Islands     August 07, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $1,244,022 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12890                      Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    83215  7167527 SH       DEFINED 01            5027350        0  2140177
AFFILIATED COMPUTER SERVICES   CL A             008190100    75505  1699787 SH       DEFINED 01            1184400        0   515387
AON CORP                       COM              037389103    62936  1661900 SH       DEFINED 01            1170900        0   491000
APPLE INC                      COM              037833100      470     3300 SH       DEFINED 01               3300        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    82771  2823980 SH       DEFINED 01            1970030        0   853950
BMC SOFTWARE INC               COM              055921100    73495  2175050 SH       DEFINED 01            1518150        0   656900
CISCO SYS INC                  COM              17275R102    82390  4417689 SH       DEFINED 01            3073240        0  1344449
COREL CORP NEW                 COM              21869X103      150    69600 SH       DEFINED 01              69600        0        0
COVIDIEN PLC                   SHS              G2554F105    80810  2158400 SH       DEFINED 01            1509100        0   649300
CVS CAREMARK CORPORATION       COM              126650100    88724  2783928 SH       DEFINED 01            1894200        0   889728
FIDELITY NATL INFORMATION SV   COM              31620M106    82416  4129053 SH       DEFINED 01            2821800        0  1307253
FISERV INC                     COM              337738108    90108  1971303 SH       DEFINED 01            1334900        0   636403
IMS HEALTH INC                 COM              449934108    34484  2715308 SH       DEFINED 01            1887600        0   827708
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    79421  1144720 SH       DEFINED 01             797270        0   347450
ORACLE CORP                    COM              68389X105    91439  4268880 SH       DEFINED 01            2966150        0  1302730
PFIZER INC                     COM              717081103    78687  5245800 SH       DEFINED 01            3717800        0  1528000
THERMO FISHER SCIENTIFIC INC   COM              883556102    79081  1939690 SH       DEFINED 01            1325400        0   614290
TYCO ELECTRONICS LTD           COM NEW          G9144P105    77920  4191500 SH       DEFINED 01            2929100        0  1262400